Income Taxes (Details Narrative) - CAD ($) $ in Millions		3 Months Ended
	Dec. 15, 2022	Jan. 31, 2023
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		$ 1,739
Canadian Federal Budget [member] | Canada Recovery Dividend [member] | Fall Economic Statement Implementation Act Two Thousand And Twenty Two [Member]
Disclosure Of IncomeTax [Line Items]
Current income tax expense benefit		553
Income tax relating to components of other comprehensive income		239
Additional Permanent Tax Rate [member] | Canadian Federal Budget [member] | Fall Economic Statement Implementation Act Two Thousand And Twenty Two [Member]
Disclosure Of IncomeTax [Line Items]
Tax rate effect from change in tax rate	1.50%
Adjustments for current tax of prior periods		82
Income tax relating to other comprehensive income of prior period		75
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes		50
Canada Revenue Agency Reassessment [member] | Two Thousand Eleven To Two Thousand Seventeen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		1,646
Revenu Quebec Agency [member] | Two Thousand And Sixteen Taxation Year [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		5
Revenu Quebec Agency [member] | Two Thousand Eleven To Two Thousand Sixteen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		39
Alberta Tax and Revenue Administration Reassessment [member] | Two Thousand Eleven To Two Thousand Sixteen Taxation Years [Member]
Disclosure Of IncomeTax [Line Items]
Additional Income Tax and Interest reassessed		$ 54